Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Total Operating Revenues	$ 17	$ 12	$ 11
Ameren Missouri and Genco Gas Transportation Agreement [Member]
Related Party Transaction [Line Items]
Total Operating Revenues	1	1	1
Ameren Illinois Transmission Services Agreement with Marketing Company [Member]
Related Party Transaction [Line Items]
Total Operating Revenues	16	11	10
Ameren Illinois Power Supply Agreements with Marketing Company [Member]
Related Party Transaction [Line Items]
Operating Expenses	311	232	233
Ameren Illinois gas purchases from Genco [Member]
Related Party Transaction [Line Items]
Operating Expenses			$ 1